Impairment of goodwill - Movement in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 56.9	$ 62.2
Additions		0.1
Exchange difference	2.7	(5.4)
Goodwill, ending balance	59.6	56.9
Gas Cylinders
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	18.9	22.3
Additions		0.0
Exchange difference	1.6	(3.4)
Goodwill, ending balance	20.5	18.9
Elektron
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	38.0	39.9
Additions		0.1
Exchange difference	1.1	(2.0)
Goodwill, ending balance	$ 39.1	$ 38.0